NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	16,064,793	14,690,701	(2,186,441)
Less:
The dilutive effect arising from the convertible bonds	—	2,900,645	—
Numerator for diluted net income (loss) per ordinary share	16,064,793	11,790,056	(2,186,441)
Denominator:
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,117,904,025	2,205,186,257	2,295,154,791
Effect of dilutive securities:
Dilutive effect of share options	25,462,481	17,457,965	—
Dilutive effect of restricted shares units	18,865,819	32,613,976	—
Dilutive effect of convertible bonds	—	80,459,006	—
Denominator for diluted net income (loss) per ordinary share	2,162,232,325	2,335,717,204	2,295,154,791
Net income (loss) per ordinary share
Basic	0.01	0.01	(0.00)
Diluted	0.01	0.01	(0.00)